Cover	Dec. 07, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 07, 2021
Entity File Number	001-40263
Entity Registrant Name	Virgin Group Acquisition Corp. II
Entity Central Index Key	0001841761
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	65 Bleecker Street
Entity Address, Address Line Two	6th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10012
City Area Code	212
Local Phone Number	497-9050
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Capital Units [Member]
Title of 12(b) Security	Units, each consisting of one share of one Class A ordinary share and one-fifth of one redeemable warrant
Trading Symbol	VGII.U
Security Exchange Name	NYSE
Common Class A [Member]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	VGII
Security Exchange Name	NYSE
Warrant [Member]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	VGII.W
Security Exchange Name	NYSE